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                                                      OMB Number:      3235-0582
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number         811-05646
                                   __________________________________________

                             New Century Portfolios
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


          40 William Street, Suite 100 Wellesley, Massachusetts 02481
_____________________________________________________________________________
                    (Address of principal executive offices)


                            Nicole M. Tremblay, Esq.
                          Weston Financial Group, Inc.
                               40 William Street
                         Wellesley, Massachusetts 02481
 _____________________________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (781) 235-7055
                                                    ________________________

Date of fiscal year end:    October 31, 2004
                          ____________________

Date of reporting period:    July 1, 2003 - June 30, 2004
                          ________________________________

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)    Persons who are  to respond  to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f) Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   New Century Portfolios
            _________________________________________________________________

By (Signature and Title)*         /s/ Wayne M. Grzecki
                         ____________________________________________________
                               Wayne M. Grzecki, President
Date    August 27, 2004
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

Exhibit A

------------------------------------------------------------------------------------------------------------------------------------
  (A)                                (B)      (C)           (D)        (E)                            (F)     (G)  (H)   (I)
------------------------------------------------------------------------------------------------------------------------------------
First American Funds, Inc.                                  07/21/03   12b-1 Plan for Class S Shares  Issuer  Yes  For   For
(Treasury Obligations Fund class S)  FATXX   31846V88D
------------------------------------------------------------------------------------------------------------------------------
First American Funds, Inc.                                  07/21/03   12b-1 Plan for Class S Shares  Issuer  Yes  For   For
(Treasury Obligations Fund class S)  FATXX   31846V88D
------------------------------------------------------------------------------------------------------------------------------
First American Funds, Inc.                                  07/21/03   12b-1 Plan for Class S Shares  Issuer  Yes  For   For
(Treasury Obligations Fund class S)  FATXX   31846V88D
------------------------------------------------------------------------------------------------------------------------------
First American Funds, Inc.                                  07/21/03   12b-1 Plan for Class S Shares  Issuer  Yes  For   For
(Treasury Obligations Fund class S)  FATXX   31846V88D
------------------------------------------------------------------------------------------------------------------------------
First American Funds, Inc.                                  07/21/03   12b-1 Plan for Class S Shares  Issuer  Yes  For   For
(Treasury Obligations Fund class S)  FATXX   31846V88D
------------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc.                       ALKS     01642TBBH     09/09/03   Elect Officers                 Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Investment Co. Institute             n/a      n/a           10/02/03   Elect BOG                      Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Investment Co. Institute             n/a      n/a           10/02/03   Ratify Accountants             Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Investment Co. Institute             n/a      n/a           10/02/03   Elect BOG                      Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Investment Co. Institute             n/a      n/a           10/02/03   Ratify Accountants             Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Investment Co. Institute             n/a      n/a           10/02/03   Elect BOG                      Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Investment Co. Institute             n/a      n/a           10/02/03   Ratify Accountants             Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Investment Co. Institute             n/a      n/a           10/02/03   Elect BOG                      Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Investment Co. Institute             n/a      n/a           10/02/03   Ratify Accountants             Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Investment Co. Institute             n/a      n/a           10/02/03   Elect BOG                      Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Investment Co. Institute             n/a      n/a           10/02/03   Ratify Accountants             Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds                       CMHYX    197708100     10/07/03   Elect directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds                       CMHYX    197708100     10/07/03   Name changes of funds          Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Applera Corporation                  ABI      038020BAI     10/16/03   Elect directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Applera Corporation                  ABI      038020BAI     10/16/03   Ratify auditors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Applera Corporation                  ABI      038020BBH     10/16/03   Elect directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Applera Corporation                  ABI      038020BBH     10/16/03   Ratify auditors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp            BIIB     449370BBH     11/12/03   Merger with Biogen             Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Biogen, Inc.                         BIIB     090597BBH     11/12/03   Merger with IDEC               Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc.          ENZN     293904BBH     12/02/03   Elect Directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc.          ENZN     293904BBH     12/02/03   Amendments to incentive
                                                                       stock plan                     Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc.          ENZN     293904BBH     12/02/03   Ratify selection of
                                                                       independent CPA's              Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
First Eagle Global Fund              SGENX    32008F507     03/31/04   Elect BOD                      Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
First Eagle Global Fund              SGENX    32008F507     03/31/04   Change Domicile of Fund        Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
First Eagle Global Fund              SGENX    32008F507     03/31/04   Loan Restrictions              Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
First Eagle Global Fund              SGENX    32008F507     03/31/04   Commodity Restrictions         Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
First Eagle Global Fund              SGENX    32008F507     03/31/04   Bank CD Restrictions           Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                      DNA      368710BBH     04/16/04   Approve number of Directors    Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                      DNA      368710BBH     04/16/04   Elect Directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                      DNA      368710BBH     04/16/04   Approve increase of common
                                                                       stock                          Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                      DNA      368710BBH     04/16/04   Approve Equity Incentive Plan  Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                      DNA      368710BBH     04/16/04   Ratify auditors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Rydex Juno Fund                      RYJUX    783554702     04/30/04   Elect Trustees                 Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Rydex Juno Fund                      RYJUX    783554702     04/30/04   Approve new Investment
                                                                       Advisory Agreement for
                                                                       Series Funds                   Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Rydex Juno Fund                      RYJUX    783554702     04/30/04   Approve new Investment
                                                                       Advisory Agreement for
                                                                       Dynamic Funds                  Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Rydex Juno Fund                      RYJUX    783554702     04/30/04   Change of Investment
                                                                       objective from fundamental
                                                                       to non-fundamental             Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
ASAF International Equity Fund       WBCIX    86277E450     05/03/04   Merger with ASAF William       Issuer  Yes  For   For
                                                                       Blair Int'l Growth Fund
------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Company, Inc.      PCL      729251108     05/04/04   Elect BOD                      Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Company, Inc.      PCL      729251108     05/04/04   Approve amended Stock
                                                                       Incentive Plan                 Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Company, Inc.      PCL      729251108     05/04/04   Ratify auditors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Company, Inc.      PCL      729251108     05/04/04   Consider stockholder
                                                                       proposal                  Stockholder Yes Against For
------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.     MLNM     599902BBH     05/07/04   Elect Directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.     MLNM     599902BBH     05/07/04   Ratify appt of auditors        Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Income Fund   RRE      00888R107     05/10/04   Elect BOG                      Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Income Fund   RRE      00888R107     05/10/04   Ratify Accountants             Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Icos Corporation                     ICOS     449295BBh     05/14/04   Elect Directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Icos Corporation                     ICOS     449295BBh     05/14/04   Ratify appointment of auditors Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Icos Corporation                     ICOS     449295BBh     05/14/04   Stockholder proposal      Stockholder Yes Against For
------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                          AMGN     031162BBH     05/13/04   Elect Directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                          AMGN     031162BBH     05/13/04   Ratify election of auditors    Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Funds      FAGIX    316062108     05/19/04   Elect BOT                      Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Funds      FAGIX    316062108     05/19/04   Amend Declaration of Trust     Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc.                       SEPR     817315BBH     05/19/04   Elect BOD                      Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc.                       SEPR     817315BBH     05/19/04   Increase common stock          Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc.                       SEPR     817315BBH     05/19/04   Approve indep auditors         Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.                      MEDI     584699BBH     05/20/04   Elect Directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.                      MEDI     584699BBH     05/20/04   Approve stock incentive plan   Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.                      MEDI     584699BBH     05/20/04   Ratify election of auditors    Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.          HGSI     444903BBH     05/20/04   Elect Directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.          HGSI     444903BBH     05/20/04   Ratify auditors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.          HGSI     444903BBH     05/20/04   Approve Stock Incentive
                                                                       Plan No. 1                     Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.          HGSI     444903BBH     05/20/04   Approve Stock Incentive
                                                                       Plan No. 2                     Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.          HGSI     444903BBH     05/20/04   Approve option exchange
                                                                       program                        Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                GILD     375558BBH     05/25/04   Elect Directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                GILD     375558BBH     05/25/04   Ratify auditors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                GILD     375558BBH     05/25/04   Approve Equity Incentive plan  Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                GILD     375558BBH     05/25/04   Amend Cert of Incorporation
                                                                       to increase shares of common
                                                                       stock                          Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
QLT, Inc.                            QLTI     746927BBH     05/26/04   Number of Directors            Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
QLT, Inc.                            QLTI     746927BBH     05/26/04   Elect Directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
QLT, Inc.                            QLTI     746927BBH     05/26/04   Appoint auditors               Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Enterprise Mergers & Acquisitions    EMAAX    29372K625     05/27/04   Approve new Investment
                                                                       Advisory Agreement             Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Genzyme Corporation                  GENZ     372917BBH     05/27/04   Election of Directors          Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Genzyme Corporation                  GENZ     372917BBH     05/27/04   Amendments of Empl
                                                                       Stock Plan                     Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Genzyme Corporation                  GENZ     372917BBH     05/27/04   Directors Stock Opt
                                                                       Plan and Art of Org            Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Genzyme Corporation                  GENZ     372917BBH     05/27/04   Approve Equity Incentive Plan  Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Genzyme Corporation                  GENZ     372917BBH     05/27/04   Amendment and Restatement of
                                                                       Articles of Organization       Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Genzyme Corporation                  GENZ     372917BBH     05/27/04   Ratification of Independent
                                                                       Auditors                       Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Genzyme Corporation                  GENZ     372917BBH     05/27/04   Shareholder proposal      Stockholder Yes Against For
------------------------------------------------------------------------------------------------------------------------------
Chiron Corporation                   CHIR     170040BBH     05/27/04   Elect Directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Chiron Corporation                   CHIR     170040BBH     05/27/04   Approve stock option plan      Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Chiron Corporation                   CHIR     170040BBH     05/27/04   Ratify election of independent
                                                                       Auditors                       Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc.                     AFFX     00826TBBH     06/10/04   Elect Directors                Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc.                     AFFX     00826TBBH     06/10/04   Approve Equity Incentive Plan  Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc.                     AFFX     00826TBBH     06/10/04   Approve election of independent
                                                                       Auditors                       Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Fidelity Funds                       FLVCX    316389873     06/16/04   Elect BOT                      Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------
Fidelity Funds                       FLVCX    316389873     06/16/04   Amend Declaration of Trust     Issuer  Yes  For   For
------------------------------------------------------------------------------------------------------------------------------